Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) l in Thousands	Dec. 31, 2019 $ / l l
Forward contracts | 2020 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	16,438
Average exercise price per litre (in USD per litre)	0.33
Forward contracts | 2020 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	21,908
Average exercise price per litre (in USD per litre)	0.49
Forward contracts | 2020 | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	1,599
Average exercise price per litre (in USD per litre)	0.57
Forward contracts | 2021 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	0
Average exercise price per litre (in USD per litre)	0.00
Forward contracts | 2021 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	1,717
Average exercise price per litre (in USD per litre)	0.49
Forward contracts | 2021 | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	0
Average exercise price per litre (in USD per litre)	0.00
Forward contracts | Total | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	16,438
Average exercise price per litre (in USD per litre)	0.33
Forward contracts | Total | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	23,625
Average exercise price per litre (in USD per litre)	0.49
Forward contracts | Total | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	1,599
Average exercise price per litre (in USD per litre)	0.57
Collar Contracts | 2020 | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	19,783
Average ceiling price per litre (in USD per litre)	0.26
Average floor price per litre (in USD per litre)	0.39
Collar Contracts | 2020 | Collars - diesel
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	6,439
Average ceiling price per litre (in USD per litre)	0.40
Average floor price per litre (in USD per litre)	0.57
Collar Contracts | 2021 | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	11,055
Average ceiling price per litre (in USD per litre)	0.26
Average floor price per litre (in USD per litre)	0.39
Collar Contracts | 2021 | Collars - diesel
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	6,439
Average ceiling price per litre (in USD per litre)	0.40
Average floor price per litre (in USD per litre)	0.57
Collar Contracts | Total | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	30,838
Average ceiling price per litre (in USD per litre)	0.26
Average floor price per litre (in USD per litre)	0.39
Collar Contracts | Total | Collars - diesel
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	12,878
Average ceiling price per litre (in USD per litre)	0.40
Average floor price per litre (in USD per litre)	0.57